Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of deferred income tax assets and liabilities

	Year ended December 31, 2021
	2021	2020
Taxes losses carryforward	5,757	4,328
Temporary differences:
Employee post retirement obligations	504	744
Provision for litigation	346	356
Timing differences arising from assets and liabilities	4,384	4,331
Fair value of financial instruments	1,373	1,355
Allocated goodwill	(2,857)	(2,623)
Others	53	74
	3,803	4,237
Total	9,560	8,565
Assets	11,441	10,335
Liabilities	(1,881)	(1,770)
	9,560	8,565

Schedule of changes in deferred tax

	Assets	Liabilities	Deferred taxes, net
Balance at December 31, 2019	9,217	1,882	7,335
Taxes losses carryforward	77	—	77
Timing differences arising from assets and liabilities	1,690	—	1,690
Fair value of financial instruments	756	—	756
Allocated goodwill	—	(108)	108
Others	32	—	32
Effect in income statement	2,555	(108)	2,663
Transfers between assets and liabilities	38	38	—
Translation adjustment	(1,811)	(37)	(1,774)
Other comprehensive income	39	(5)	44
Tax loss carryforward from coal operations (note 16)	297	—	297
Balance at December 31, 2020	10,335	1,770	8,565
Taxes losses carryforward	830	—	830
Timing differences arising from assets and liabilities	226	—	226
Fair value of financial instruments	75	—	75
Allocated goodwill	—	138	(138)
Others	(27)	—	(27)
Effect in income statement	1,104	138	966
Transfers between asset and liabilities	(155)	(155)	—
Translation adjustment	(649)	(13)	(636)
Other comprehensive income	(15)	141	(156)
Tax loss carryforward from coal operations (note 16)	821	—	821
Balance at December 31, 2021	11,441	1,881	9,560

Schedule of amount presented as income taxes in the income statement reconciled to the rate established by law

	Year ended December 31,
	2021	2020	2019
Income (loss) before income taxes	29,541	6,990	(156)
Income taxes at statutory rate – 34%	(10,044)	(2,377)	53
Adjustments that affect the basis of taxes:
Income tax benefit from interest on stockholders' equity	260	316	601
Tax incentives	2,826	211	189
Equity results	167	(27)	85
Addition of tax loss carryforward (i)	251	769	25
Unrecognized tax losses of the year	(115)	(215)	(551)
Others (ii)	1,958	588	193
Income taxes	(4,697)	(735)	595
(i)In 2020, it refers mainly to exchange variation on tax loss carryforwards of foreign subsidiaries.
(ii)In 2021, it refers substantially to the reclassification of cumulative translation adjustments to the income statement for the year (note 15).

Schedule of income taxes settlement

	Year ended December 31,
	2021	2020
Current liabilities	324	340
Non-current liabilities	1,964	2,404
REFIS liabilities	2,288	2,744

SELIC rate	9.25%	2.00%